Note O - Fair Value of Financial Instruments - Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Interest Rate Swap [Member] | Derivative Financial Instruments, Liabilities [Member]
Liabilities, fair value
Fair Value, Inputs, Level 1 [Member] | US Government-sponsored Enterprises Debt Securities [Member] | Fair Value, Recurring [Member]
Assets, fair value
Fair Value, Inputs, Level 1 [Member] | Impaired Loans [Member] | Fair Value, Nonrecurring [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Assets, fair value
Fair Value, Inputs, Level 1 [Member] | Impaired Loans [Member] | Fair Value, Nonrecurring [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Assets, fair value
Fair Value, Inputs, Level 1 [Member] | Impaired Loans [Member] | Fair Value, Nonrecurring [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Assets, fair value
Fair Value, Inputs, Level 1 [Member] | Impaired Loans [Member] | Fair Value, Nonrecurring [Member] | Commercial and Industrial Portfolio Segment [Member]
Assets, fair value
Fair Value, Inputs, Level 1 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Recurring [Member]
Assets, fair value
Fair Value, Inputs, Level 1 [Member] | Derivative Financial Instruments, Assets [Member] | Fair Value, Recurring [Member] | Interest Rate Swap [Member]
Assets, fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Interest Rate Swap [Member] | Derivative Financial Instruments, Liabilities [Member]
Liabilities, fair value	(465,000)	(101,000)
Fair Value, Inputs, Level 2 [Member] | US Government-sponsored Enterprises Debt Securities [Member] | Fair Value, Recurring [Member]
Assets, fair value	16,736,000	16,630,000
Fair Value, Inputs, Level 2 [Member] | Impaired Loans [Member] | Fair Value, Nonrecurring [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Assets, fair value
Fair Value, Inputs, Level 2 [Member] | Impaired Loans [Member] | Fair Value, Nonrecurring [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Assets, fair value
Fair Value, Inputs, Level 2 [Member] | Impaired Loans [Member] | Fair Value, Nonrecurring [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Assets, fair value		228,000
Fair Value, Inputs, Level 2 [Member] | Impaired Loans [Member] | Fair Value, Nonrecurring [Member] | Commercial and Industrial Portfolio Segment [Member]
Assets, fair value
Fair Value, Inputs, Level 2 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Recurring [Member]
Assets, fair value	88,582,000	85,534,000
Fair Value, Inputs, Level 2 [Member] | Derivative Financial Instruments, Assets [Member] | Fair Value, Recurring [Member] | Interest Rate Swap [Member]
Assets, fair value	465,000	101,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Interest Rate Swap [Member] | Derivative Financial Instruments, Liabilities [Member]
Liabilities, fair value
Fair Value, Inputs, Level 3 [Member] | US Government-sponsored Enterprises Debt Securities [Member] | Fair Value, Recurring [Member]
Assets, fair value
Fair Value, Inputs, Level 3 [Member] | Impaired Loans [Member] | Fair Value, Nonrecurring [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Assets, fair value		264,000
Fair Value, Inputs, Level 3 [Member] | Impaired Loans [Member] | Fair Value, Nonrecurring [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Assets, fair value	1,664,000
Fair Value, Inputs, Level 3 [Member] | Impaired Loans [Member] | Fair Value, Nonrecurring [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Assets, fair value
Fair Value, Inputs, Level 3 [Member] | Impaired Loans [Member] | Fair Value, Nonrecurring [Member] | Commercial and Industrial Portfolio Segment [Member]
Assets, fair value	4,559
Fair Value, Inputs, Level 3 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Recurring [Member]
Assets, fair value
Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Assets [Member] | Fair Value, Recurring [Member] | Interest Rate Swap [Member]
Assets, fair value